Related Parties - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Common stock, shares issued	3,195,355	2,997,040	2,921,268
Temporary equity, shares issued	73,987,407	73,924,907	73,883,241
Granted	623,935	1,742,118
Outstanding stock options	4,541,345	4,251,914	2,883,918
Series A Redeemable Convertible Preferred Stock
Related Party Transaction [Line Items]
Temporary equity, shares issued	33,200,000	33,200,000	33,200,000
Series B Redeemable Convertible Preferred Stock
Related Party Transaction [Line Items]
Temporary equity, shares issued	20,583,328	20,520,828	20,479,162
Co-Founders
Related Party Transaction [Line Items]
Common stock, shares issued	30,701	322,665	322,665
Outstanding stock options	738,134	1,476,268	1,476,268
Co-Founders | Restricted Stock
Related Party Transaction [Line Items]
Number of shares granted		1,279,262
Co-Founders | Non Employee Stock Options
Related Party Transaction [Line Items]
Granted		261,263
Other Scientific Co Founder
Related Party Transaction [Line Items]
Common stock, shares issued		30,701
Outstanding stock options		738,134
MDACC Research Agreement and the MDACC License Agreement | Founder
Related Party Transaction [Line Items]
Common stock, shares issued		738,134
Amounts payable under agreements		$ 1.2	$ 0.4
MDACC Research Agreement and the MDACC License Agreement | Founder | Series A Redeemable Convertible Preferred Stock
Related Party Transaction [Line Items]
Temporary equity, shares issued		1,587,500
MDACC Research Agreement and the MDACC License Agreement | Founder | Series B Redeemable Convertible Preferred Stock
Related Party Transaction [Line Items]
Temporary equity, shares issued		187,497	145,831